Stockholders’ equity - Warrants (Details) - USD ($)		12 Months Ended
	Jan. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Number of warrants issued (in shares)			800,000
Exercise prices of each warrant (in dollars per share)			$ 25.00
Warrants issued to purchase shares of common stock (in shares)	800,000
Cash proceeds from exercise of warrants	$ 20,000,000
Issuance of warrants (in shares)			$ 2,526,320
Warrants
Class of Warrant or Right [Line Items]
Number of shares issued during period (in shares)		2,869,799